Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In November 2018, in anticipation of the expected issuance of 2,156,250 ordinary shares (referred to as founder shares) to the Sponsor, the Sponsor paid certain of the Company’s deferred offering costs with the $25,000 purchase price of the founder shares. As of December 31, 2018, one founder share was issued to the Sponsor. The remaining 2,156,249 founder shares were issued to the Sponsor on January 28, 2019.

The 2,156,250 founder shares included an aggregate of up to 281,250 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering). On December 10, 2020, the underwriters notified the Company that they would not be exercising the over-allotment option and as a result, the Sponsor returned 281,250 founder shares to the Company for no consideration and such founder shares were canceled.

The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and, with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Assignment of Private Placement Warrants

Effective December 10, 2020, by agreements between the Sponsor, Imperial, I-Bankers and Northland, an aggregate of 375,000 Private Placement Warrants were assigned by Imperial, I-Bankers and Northland to the Sponsor.

Advance from Related Party

From April 2022 through June 30, 2022, the Sponsor deposited $200,001 into the Company’s Trust Account in connection with the extension of the Combination Period. These funds were provided as an advance to the Company. The advances are non-interest bearing and due on demand.

Promissory Note — Related Party

On November 18, 2018, as amended on December 23, 2019, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $194,830 was repaid at the closing of the Initial Public Offering on November 3, 2020. There are no further borrowings available under the Promissory Note.

On May 18, 2022, the Sponsor issued the Promissory Note to the Company, pursuant to which the Company was entitled to borrow up to an aggregate principal amount of $500,000 (the “Second Note”). The Promissory Note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or the date that the winding up of the Company is effective. On May 19, 2022, the Sponsor deposited $173,820 of such funds in the operating account. As of June 30, 2022 and December 31, 2021, the outstanding principal balance under the Promissory Notes amounted to an aggregate of $173,820 and $0, respectively. The Convertible Note was valued using the fair value method. The discounted cash flow method was used to value the debt component of the Convertible Note and the Black Scholes Option Pricing Model was used to value the debt conversion option. The convertible promissory note is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the notes are recognized as a non-cash gain or loss on the condensed consolidated statements of operations. The initial fair value of the note on May 19, 2022 was $102,400, which resulted in a contribution of $71,420. The fair value of the loan as of June 30, 2022, was $103,000, which resulted in a change in fair value of the Convertible Promissory Note of $600 recorded in the condensed consolidated statement of operations for the six months ended June 30, 2022.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $1.00 per Private Warrant. In the event that a Business

Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2022 and December 31, 2021, there were no amounts outstanding under the Working Capital Loans.

The Sponsor has also agreed to loan funds to the Company to finance the extension of the deadline by which the Company must consummate its initial Business Combination. See Note 1.

Extension Funds

On May 2, 2022, the Company issued a promissory note (the “Note”) in the aggregate principal amount of up to $400,000 to the Sponsor in connection with the extension of the termination date for the Company’s initial Business Combination from May 3, 2022 to November 3, 2022 (the “Termination Date”), which extension was approved by the shareholders of the Company at a special meeting of the Company’s shareholders held on April 26, 2022. Pursuant to the Note, the Sponsor has agreed to loan to the Company up to $400,000 to deposit into the Trust Account in an amount of $66,667 per month to extend the Termination Date on a month-by-month basis through November 3, 2022 as necessary, except that the sixth deposit (if applicable) will be a payment of $66,665 (the “Monthly Extension Amount”). The Note provides that the Monthly Extension Amount will be deposited into the Trust Account commencing on May 3, 2022, and within one business day of the 3rd day of each subsequent month until October 3, 2022 or an earlier date by which the Company completes an initial Business Combination or liquidates as provided for in the M&A, and such amount will be distributed either to: (i) all of the public holders of the Public Shares upon the Company’s liquidation or (ii) the public holders of the Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. The Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the initial Business Combination, or (b) the date of the liquidation of the Company.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In November 2018, in anticipation of the expected issuance of 2,156,250 founder shares to the Sponsor, the Sponsor paid certain of the Company’s deferred offering costs with the $25,000 purchase price of the founder shares. As of December 31, 2018, one founder share was issued to the Sponsor. The remaining 2,156,249 founder shares were issued to the Sponsor on January 28, 2019.

The 2,156,250 founder shares included an aggregate of up to 281,250 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering). On December 10, 2020, the underwriters notified the Company that they would not be exercising the over-allotment option and as a result, the Sponsor returned 281,250 Ordinary Shares to the Company for no consideration and such Ordinary Shares were canceled.

The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and, with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Assignment of Private Placement Warrants

Effective December 10, 2020, by agreements between the Sponsor, Imperial, I-Bankers and Northland, an aggregate of 375,000 Private Placement Warrants were assigned by Imperial, I-Bankers and Northland to the Sponsor.

Promissory Note — Related Party

On November 18, 2018, as amended on December 23, 2019, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $194,830 was repaid at the closing of the Initial Public Offering on November 3, 2020. There are no further borrowings available under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $1.00 per Private Warrant. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2020, there were no amounts outstanding under the Working Capital Loans.